Document and Entity Information	Feb. 28, 2024
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 01, 2024
BNY Mellon Small/Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	SDSCX
BNY Mellon Small/Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DBMAX
BNY Mellon Small/Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DBMCX
BNY Mellon Small/Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DBMYX
BNY Mellon Small/Mid Cap Growth Fund | Class Z
Prospectus:
Trading Symbol	DBMZX